NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2)	Jun. 30, 2017 USD ($)
Notes and Loans Payable [Abstract]
June 30, 2018	$ 1,441,000
June 30, 2019	1,311,000
June 30, 2020	1,017,000
June 30, 2021	112,000
Total future minimum lease payments	3,881,000
Less: Imputed interest	(286,000)
Less: Current portion	(1,263,000)
Total Long Term Portion	$ 2,322,000